UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07061 )

Exact name of registrant as specified in charter: Putnam Capital Appreciation Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Capital Appreciation Fund

The fund's portfolio
2/28/07 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and Defense (1.8%)
General Dynamics Corp.	70,700	$5,405,722
Lockheed Martin Corp.	22,300	2,169,344
United Industrial Corp.	14,072	759,184
United Technologies Corp.	48,900	3,209,307
		11,543,557

Airlines (1.2%)
Alaska Air Group, Inc. (NON)	18,067	740,747
Continental Airlines, Inc. Class B (NON)	17,098	677,081
ExpressJet Holdings, Inc. (NON)	233,485	1,688,097
JetBlue Airways Corp. (NON) (S)	292,100	3,595,751
Midwest Express Holdings, Inc. (NON)	62,100	807,300
		7,508,976

Automotive (2.7%)
Group 1 Automotive, Inc.	2,000	92,540
Harley-Davidson, Inc.	119,200	7,855,280
Johnson Controls, Inc.	61,300	5,749,940
Tenneco Automotive, Inc. (NON)	140,509	3,414,369
		17,112,129

Banking (7.6%)
Anchor BanCorp Wisconsin, Inc.	6,512	184,094
Bank of America Corp.	274,600	13,968,902
Bankunited Financial Corp. Class A	8,600	210,012
Center Financial Corp.	2,518	54,364
City Bank Lynnwood, WA	11,400	357,618
City Holding Co.	6,266	246,504
Commerce Bancorp, Inc. (S)	528,800	17,672,496
Corus Bankshares, Inc. (SEG)	133,808	2,483,476
FirstFed Financial Corp. (NON)	49,878	2,853,022
Lakeland Financial Corp.	1,290	29,876
Provident Financial Holdings, Inc.	2,192	59,491
Republic Bancorp, Inc. Class A	2,146	46,933
Southwest Bancorp, Inc.	4,361	111,031
U.S. Bancorp	267,900	9,553,314
		47,831,133

Basic Materials (--%)
Ameron International Corp.	1,100	81,268

Biotechnology (1.2%)
Albany Molecular Research, Inc. (NON)	30,766	291,046
Amgen, Inc. (NON)	85,600	5,500,656
Applera Corp.- Applied Biosystems Group	20,175	623,004
Diversa Corp. (NON) (S)	19,373	145,491
Quidel Corp. (NON)	39,800	428,646
Savient Pharmaceuticals, Inc. (NON)	37,800	511,812
		7,500,655

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	44,839	640,749

Building Materials (0.6%)
Sherwin-Williams Co. (The)	59,400	3,953,070

Chemicals (0.8%)
FMC Corp.	11,678	859,150
Georgia Gulf Corp.	155,355	2,979,709
NewMarket Corp.	16,123	707,638
PolyOne Corp. (NON)	8,200	55,022
PW Eagle, Inc.	5,931	197,028
		4,798,547

Commercial and Consumer Services (1.7%)
ABM Industries, Inc.	1,525	40,123
CBIZ, Inc. (NON) (S)	10,695	72,940
Chemed Corp.	20,677	957,138
Consolidated Graphics, Inc. (NON)	12,753	908,779
Dun & Bradstreet Corp. (The) (NON)	58,600	5,173,208
ICT Group, Inc. (NON)	5,500	148,830
infoUSA, Inc. (S)	17,600	180,752
Jackson Hewitt Tax Service, Inc.	34,187	1,102,531
Landauer, Inc.	3,648	185,574
Spherion Corp. (NON)	14,467	128,322
Tech Data Corp. (NON)	45,009	1,677,936
		10,576,133

Communications Equipment (2.4%)

Cisco Systems, Inc. (NON)	451,400	11,709,316
Corning, Inc. (NON)	164,300	3,389,509
		15,098,825

Computers (4.0%)
Adaptec, Inc. (NON)	32,955	120,286
Apple Computer, Inc. (NON) (SEG)	108,800	9,205,568
Brocade Communications Systems, Inc. (NON)	492,005	4,432,965
Catapult Communications Corp. (NON)	8,139	82,611
Dell, Inc. (NON)	235,700	5,385,745
Emulex Corp. (NON)	194,222	3,476,574
Magma Design Automation, Inc. (NON) (S)	14,771	148,892
Micros Systems, Inc. (NON)	17,739	989,127
MTS Systems Corp.	2,600	98,228
SPSS, Inc. (NON)	11,288	390,226
Trident Microsystems, Inc. (NON)	40,136	887,407
		25,217,629

Conglomerates (0.3%)
Danaher Corp.	28,600	2,048,904

Construction (--%)
Builders FirstSource, Inc. (NON)	10,092	181,858

Consumer (0.1%)
CSS Industries, Inc.	4,077	140,167
Helen of Troy, Ltd. (NON)	9,100	210,756
Hooker Furniture Corp. (S)	1,223	23,054
		373,977

Consumer Finance (6.6%)
AmeriCredit Corp. (NON)	17,761	433,724
Asta Funding, Inc. (S)	12,968	428,981
Capital One Financial Corp.	336,400	25,929,712
Countrywide Financial Corp.	366,827	14,042,138
World Acceptance Corp. (NON)	12,335	505,735
		41,340,290

Consumer Goods (1.4%)
Blyth Industries, Inc.	37,037	759,259
Chattem, Inc. (NON)	49,391	2,635,998
Clorox Co.	89,600	5,677,056
		9,072,313

Consumer Services (0.4%)
Labor Ready, Inc. (NON)	144,877	2,661,390

Distribution (--%)
BlueLinx Holdings, Inc. (S)	6,904	81,605
Huttig Building Products, Inc. (NON)	9,650	59,155
		140,760

Electric Utilities (0.3%)
Alliant Energy Corp.	3,135	131,106
Puget Energy, Inc.	2,312	57,037
UniSource Energy Corp.	42,100	1,596,011
		1,784,154

Electrical Equipment (--%)
Insteel Industries, Inc.	12,793	235,519

Electronics (1.2%)
Amphenol Corp. Class A	47,400	3,059,196
Ansoft Corp. (NON)	10,940	339,031
ASE Test, Ltd. (Taiwan) (NON)	28,600	318,032
Greatbatch, Inc. (NON)	14,623	379,613
LSI Logic Corp. (NON)	28,842	292,458
Methode Electronics, Inc. Class A (S)	20,432	220,870
Nam Tai Electronics, Inc. (Hong Kong)	31,300	415,038
Omnivision Technologies, Inc. (NON) (S)	27,021	350,192
Stoneridge, Inc. (NON) (S)	12,387	141,088
Synopsys, Inc. (NON)	40,600	1,038,548
TriQuint Semiconductor, Inc. (NON)	126,000	630,000
TTM Technologies, Inc. (NON) (S)	28,524	323,462
Zoran Corp. (NON)	19,694	324,360
		7,831,888

Energy (1.3%)
Grey Wolf, Inc. (NON)	162,500	1,087,125
Lone Star Technologies, Inc. (NON)	23,571	1,120,330
Parker Drilling Co. (NON)	458,814	3,932,036
Trico Marine Services, Inc. (NON) (S)	48,200	1,756,408
		7,895,899

Financial (3.2%)
Asset Acceptance Capital Corp. (NON)	8,907	131,378

Independent Bank Corp.	8,152	181,953
MGIC Investment Corp.	155,200	9,366,320
Radian Group, Inc.	61,969	3,560,119
SLM Corp.	164,575	7,014,187
		20,253,957

Forest Products and Packaging (0.3%)
Albany International Corp.	8,377	286,493
Buckeye Technologies, Inc. (NON)	7,491	95,286
Graphic Packaging Corp. (NON) (S)	14,350	68,880
Louisiana-Pacific Corp.	11,822	244,006
Schweitzer-Mauduit International, Inc.	57	1,360
Universal Forest Products, Inc.	26,347	1,365,565
		2,061,590

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	8,346	101,905

Health Care Services (5.9%)
Aetna, Inc.	232,700	10,301,629
American Dental Partners, Inc. (NON)	11,207	226,942
AMICAS, Inc. (NON)	22,982	65,729
Express Scripts, Inc. (NON)	85,800	6,470,178
Lincare Holdings, Inc. (NON)	66,198	2,585,032
Medco Health Solutions, Inc. (NON)	54,400	3,677,984
Odyssey Healthcare, Inc. (NON) (S)	15,422	209,431
UnitedHealth Group, Inc.	260,200	13,582,440
		37,119,365

Homebuilding (1.1%)
NVR, Inc. (NON)	10,482	7,096,314

Household Furniture and Appliances (1.0%)
American Woodmark Corp. (S)	16,051	637,867
Conn's, Inc. (NON) (S)	1,100	27,841
Kimball International, Inc. Class B	11,650	245,000
Select Comfort Corp. (NON) (S)	151,961	2,815,837
Stanley Furniture Co., Inc.	3,100	66,681
Whirlpool Corp.	29,300	2,584,553
		6,377,779

Insurance (5.4%)
American Financial Group, Inc.	5,021	175,735
American Physicians Capital, Inc. (NON)	16,346	606,110
Amerisafe, Inc. (NON)	14,300	264,264
CNA Surety Corp. (NON)	15,582	307,589
Commerce Group, Inc.	33,150	950,411
Delphi Financial Group Class A	26,086	1,024,919
Direct General Corp.	4,342	90,227
EMC Insurance Group, Inc.	7,400	201,724
Everest Re Group, Ltd. (Barbados) (S)	124,000	12,054,040
FBL Financial Group, Inc. Class A	1,200	46,716
FPIC Insurance Group, Inc. (NON)	300	13,278
Hanover Insurance Group, Inc. (The)	6,231	292,670
Harleysville Group, Inc.	15,600	507,156
HCC Insurance Holdings, Inc.	128,994	4,043,962
Hilb, Rogal & Hamilton Co.	9,650	437,145
Infinity Property & Casualty Corp.	12,781	590,227
Midland Co. (The)	7,618	325,060
National Interstate Corp.	3,312	86,808
Odyssey Re Holdings Corp.	10,170	396,223
Presidential Life Corp.	1,264	25,811
RenaissanceRe Holdings, Ltd. (Bermuda)	22,720	1,165,082
Safety Insurance Group, Inc.	18,300	777,201
SeaBright Insurance Holdings, Inc. (NON)	18,100	340,099
Selective Insurance Group	34,400	840,736
Stancorp Financial Group	22,340	1,076,788
Triad Guaranty, Inc. (NON) (S)	37,928	1,724,207
W.R. Berkley Corp.	114,044	3,717,834
Zenith National Insurance Corp.	38,257	1,842,075
		33,924,097

Investment Banking/Brokerage (6.3%)
Bear Stearns Cos., Inc. (The)	102,300	15,574,152
E*Trade Financial Corp. (NON)	146,200	3,375,758
Franklin Resources, Inc.	92,700	10,882,053
Goldman Sachs Group, Inc. (The)	43,100	8,688,960
IndyMac Bancorp, Inc.	31,832	1,092,793
		39,613,716

Lodging/Tourism (1.0%)
Royal Caribbean Cruises, Ltd.	67,800	2,747,934
Wyndham Worldwide Corp. (NON)	95,200	3,351,040
		6,098,974

Machinery (1.6%)
Applied Industrial Technologies, Inc.	15,115	362,609
Cascade Corp.	24,503	1,388,585

Caterpillar, Inc.	93,000	5,991,060
Manitowoc Co., Inc. (The)	24,235	1,422,595
NACCO Industries, Inc. Class A	2,400	308,232
Regal-Beloit Corp.	8,300	375,492
Wabtec Corp.	6,982	224,820
		10,073,393

Manufacturing (1.2%)
ITT Corp.	93,000	5,507,460
Teleflex, Inc.	30,300	2,027,676
		7,535,136

Media (1.4%)
Walt Disney Co. (The)	249,900	8,561,574

Medical Technology (0.4%)
Bausch & Lomb, Inc.	7,300	381,498
Immucor, Inc. (NON)	63,252	1,881,114
Medical Action Industries, Inc. (NON) (S)	11,652	258,907
Mentor Corp.	2,532	121,561
		2,643,080

Metal Fabricators (--%)
USEC, Inc. (NON)	4,324	61,314

Metals (2.3%)
A.M. Castle & Co.	15,130	435,744
AK Steel Holding Corp. (NON)	38,874	899,156
Cleveland-Cliffs, Inc. (S)	50,064	2,823,610
Quanex Corp.	55,769	2,180,010
Shiloh Industries, Inc.	2,136	25,333
Steel Dynamics, Inc.	108,624	4,099,470
United States Steel Corp.	43,100	3,819,522
		14,282,845

Natural Gas Utilities (--%)
Energen Corp.	1,079	52,310

Office Equipment & Supplies (0.1%)
Steelcase, Inc.	29,922	581,085

Oil & Gas (6.1%)
Callon Petroleum Co. (NON)	15,973	212,760
Calumet Specialty Products Partners, LP	4,400	180,796
EOG Resources, Inc.	107,500	7,282,050
Giant Industries, Inc. (NON)	41,500	3,134,910
Harvest Natural Resources, Inc. (NON)	39,689	375,061
Hess Corp.	132,700	7,039,735
Meridian Resource Corp. (NON)	21,500	55,470
Occidental Petroleum Corp.	187,900	8,677,222
St. Mary Land & Exploration Co.	37,715	1,358,117
Tesoro Corp.	8,100	738,234
Todco Class A (NON)	119,117	4,059,507
XTO Energy, Inc.	97,000	5,011,020
		38,124,882

Pharmaceuticals (2.9%)
Alpharma, Inc. Class A	80,505	2,122,112
Bradley Pharmaceuticals, Inc. (NON)	45,263	877,197
Endo Pharmaceuticals Holdings, Inc. (NON)	22,767	710,558
Enzon, Inc. (NON)	21,277	176,174
Johnson & Johnson	78,500	4,949,425
King Pharmaceuticals, Inc. (NON)	184,825	3,446,986
Mylan Laboratories, Inc.	71,097	1,505,123
Sciele Pharma, Inc. (NON)	12,711	292,353
Watson Pharmaceuticals, Inc. (NON)	146,946	3,873,497
		17,953,425

Publishing (--%)
Journal Register Co.	21,900	155,490

Real Estate (3.2%)
Anthracite Capital, Inc. (R)	48,495	606,672
CBL & Associates Properties (R)	57,276	2,699,418
DiamondRock Hospitality Co. (R) (S)	49,903	902,745
Entertainment Properties Trust (R)	2,952	193,356
Equity Inns, Inc. (R)	126,274	1,957,247
FelCor Lodging Trust, Inc. (R)	70,964	1,673,331
First Industrial Realty Trust (R) (S)	4,588	213,113
Gramercy Capital Corp. (R)	11,300	363,408
Highland Hospitality Corp. (R)	124,976	2,050,856
Hospitality Properties Trust (R)	41,412	1,907,851
Innkeepers USA Trust (R)	14,276	238,409
LTC Properties, Inc. (R)	22,359	578,204
Medical Properties Trust, Inc. (R)	12,263	188,360
National Health Investors, Inc. (R)	51,309	1,559,794
National Retail Properties, Inc. (R) (S)	22,814	551,643

Nationwide Health Properties, Inc. (R)	22,500	744,300
NorthStar Realty Finance Corp. (R)	115,038	1,745,126
Omega Healthcare Investors, Inc. (R)	54,082	975,639
RAIT Investment Trust (R) (S)	15,089	504,727
Resource Capital Corp. (R)	91	1,512
Winston Hotels, Inc. (R)	18,100	254,124
		19,909,835

Regional Bells (--%)
Cincinnati Bell, Inc. (NON)	44,500	203,365

Restaurants (0.7%)
Burger King Holdings, Inc.	115,100	2,451,630
Denny's Corp. (NON)	9,831	46,599
Domino's Pizza, Inc.	62,228	1,920,356
Luby's, Inc. (NON)	16,556	171,023
		4,589,608

Retail (7.3%)
Aeropostale, Inc. (NON)	88,605	3,246,487
AnnTaylor Stores Corp. (NON)	85,878	3,047,810
Bed Bath & Beyond, Inc. (NON)	102,200	4,076,758
Big Lots, Inc. (NON)	91,049	2,278,956
Blair Corp. (S)	1,194	50,029
Books-A-Million, Inc. (S)	33,100	528,276
Brown Shoe Co., Inc.	15,477	793,970
Buckle, Inc. (The)	17,682	609,675
Cato Corp. (The) Class A	75,538	1,651,261
CSK Auto Corp. (NON)	29,880	516,625
Dollar Tree Stores, Inc. (NON)	100,635	3,432,660
Home Depot, Inc. (The)	289,600	11,468,160
Ingles Markets, Inc. Class A	4,825	184,219
Nordstrom, Inc.	48,900	2,596,101
Payless ShoeSource, Inc. (NON)	77,006	2,379,485
PC Mall, Inc. (NON)	19,600	241,080
Perry Ellis International, Inc. (NON)	9,600	293,280
Rent-A-Center, Inc. (NON)	69,928	1,980,361
Systemax, Inc. (NON) (S)	13,517	358,876
Toro Co. (The)	44,848	2,356,762
Tween Brands, Inc. (NON)	6,718	240,840
Wilsons The Leather Experts, Inc. (NON)	3,191	5,935
Wolverine World Wide, Inc.	142,854	3,964,199
		46,301,805

Schools (0.7%)
Career Education Corp. (NON)	140,448	4,154,452

Semiconductor (0.8%)
Advanced Energy Industries, Inc. (NON)	9,777	196,909
Applied Materials, Inc.	254,700	4,729,779
Asyst Technologies, Inc. (NON)	19,200	135,552
		5,062,240

Shipping (0.7%)
Accuride Corp. (NON) (S)	9,211	123,427
Arkansas Best Corp.	16,001	631,559
General Maritime Corp.	155	6,643
Overseas Shipholding Group	63,543	3,849,435
		4,611,064

Software (4.2%)
Hyperion Solutions Corp. (NON)	96,064	4,115,382
Microsoft Corp.	316,900	8,927,073
MicroStrategy, Inc. (NON)	41,314	5,208,456
Oracle Corp. (NON)	403,100	6,622,933
SYNNEX Corp. (NON)	13,582	256,700
Websense, Inc. (NON)	47,849	1,089,043
		26,219,587

Staffing (0.1%)
Heidrick & Struggles International, Inc. (NON)	10,500	481,215

Technology (--%)
Amkor Technologies, Inc. (NON)	15,682	180,813

Technology Services (2.7%)
Acxiom Corp. (SEG)	101,692	2,172,141
COMSYS IT Partners, Inc. (NON)	22,600	449,740
eBay, Inc. (NON)	124,700	3,997,882
Harris Interactive, Inc. (NON)	27,400	155,358
Sohu.com, Inc. (China) (NON)	11,713	270,102
SonicWall, Inc. (NON)	38,895	339,164
Tyler Technologies, Inc. (NON)	20,640	281,323
United Online, Inc.	239,214	3,145,664
Western Union Co. (The)	279,900	6,065,433
		16,876,807

Telecommunications (1.0%)
ADTRAN, Inc.	32,600	750,778
Brightpoint, Inc. (NON)	3,685	44,478
CenturyTel, Inc.	82,753	3,703,197
j2 Global Communications, Inc. (NON)	25,372	609,943
USA Mobility, Inc. (S)	34,584	670,238
UTStarcom, Inc. (NON) (S)	79,850	737,814
		6,516,448

Textiles (0.3%)
Jones Apparel Group, Inc.	9,449	311,061
Kellwood Co. (S)	32,122	1,012,807
Maidenform Brands, Inc. (NON)	23,100	422,961
		1,746,829

Tobacco (0.1%)
Alliance One International, Inc. (NON)	33,919	285,259
Universal Corp.	6,330	333,401
		618,660

Toys (0.7%)
Hasbro, Inc.	145,989	4,130,029

Transportation Services (0.1%)
HUB Group, Inc. Class A (NON)	21,672	686,352

Trucks & Parts (0.7%)
Autoliv, Inc. (Sweden)	71,265	4,065,664
Noble International, Ltd. (S)	9,927	187,322
Standard Motor Products, Inc. (S)	8,290	127,500
		4,380,486

Waste Management (--%)
Darling International, Inc. (NON)	5,281	29,046
Total common stocks (cost $549,351,516)		$624,800,495

SHORT-TERM INVESTMENTS (4.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.46% and
due dates ranging from March 1, 2007 to April 29, 2007
(d)	$15,519,101	$15,490,141
Putnam Prime Money Market Fund (e)	9,887,043	9,887,043

Total short-term investments (cost $25,377,184)		$25,377,184

TOTAL INVESTMENTS

Total investments (cost $574,728,700) (b)		$650,177,679

FUTURES CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Russell 2000 Index Mini (Long)	13	$1,033,110	Mar-07	$(16,786)
S&P 500 Index (Long)	2	704,450	Mar-07	(18,208)
S&P Mid Cap 400 Index E-Mini (Long)	8	673,120	Mar-07	(426)

Total				$(35,420)

NOTES

(a) Percentages indicated are based on net assets of $630,079,184.

(b) The aggregate identified cost on a tax basis is $574,826,812, resulting in gross unrealized appreciation and depreciation of $90,033,893 and $14,683,027, respectively, or net unrealized appreciation of $75,350,866.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 28, 2007, the value of securities loaned amounted to $14,993,660. Certain of these securities were sold prior to period-end. The fund received cash collateral of $15,490,141 which is pooled with collateral of other Putnam funds into 28 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day.

Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $401,734 for the period ended February 28, 2007. During the period ended February 28, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $128,347,120 and $124,372,066, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at February 28, 2007.

At February 28, 2007, liquid assets totaling $2,410,680 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Capital Appreciation Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007